TAXES ON INCOME (Deferred Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Deferred taxes:
Carryforward losses	$ 3,891	[1]	$ 3,637	[1]
Intangible assets	31		66
Research and development expenses	124		168
Accrued severance pay	28		29
Accrued vacation pay	38		15
Net deferred tax assets before valuation allowance	4,112		3,915
Valuation allowance	(2,889)		(3,915)
Net deferred tax assets	1,223
Current deferred tax asset, net	785
Non-current deferred tax asset, net	$ 438

[1]	Inclusive of the effect of enacted changes in tax rates in accordance with Israeli Law for Economic Efficiency (Amended Legislation for Implementing the Economic Plan for 2010 and 2011).